23. TAX REFINANCING PROGRAM (Details Narrative) - Special tax compliance program [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
TaxRefinancingProgramLineItems [Line Items]
Debts special tax	R$ 15,000
Payment debt in cash (percent)	5.00%